INCOME TAXES (Details 2)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory rate	(21.00%)	(21.00%)
State tax rate, net of federal benefit	(7.00%)	(7.00%)
Permanent differences	0.00%	0.00%
Research and development tax credits	(2.00%)	(6.00%)
Section 179 assets	0.00%	0.00%
Change in valuation allowance	30.00%	34.00%
Effective income tax rate	0.00%	0.00%